ORGANIZATION AND BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
NOTE 1 — ORGANIZATION AND BUSINESS
CIM Real Estate Finance Trust, Inc. (the “Company”) is a
non-exchange
traded real estate investment trust (“REIT”) formed as a Maryland corporation on July 27, 2010, that elected to be taxed, and currently qualifies, as a REIT for U.S. federal income tax purposes beginning with its taxable year ended December 31, 2012. The Company operates a diversified portfolio of core commercial real estate assets primarily consisting of net leased properties located throughout the United States. The Company continues to pursue a more diversified investment strategy across the capital structure by balancing the Company’s existing core of commercial real estate assets leased to creditworthy tenants under long-term net leases with a portfolio of commercial mortgage loans and other credit investments in which the Company’s sponsor and its affiliates have expertise. As of June 30, 2021, the Company owned 469 properties, comprising 18.6 million rentable square feet of commercial space located in 41 states. As of June 30, 2021, the rentable square feet at these properties was 93.1% leased, including month-to-month
agreements, if any. As of June 30, 2021, the Company’s loan portfolio consisted of 247 loans with a net book value of $1.3 billion, and investments in three real estate-related securities with a net book value of $42.1 million. On January 7, 2021, the Company completed foreclosure proceedings to take control of the assets which previously secured its eight mezzanine loans, including 75 condominium units and 21 rental units across four buildings. As of June 30, 2021, the Company owned $197.1 million of condominium developments.
A majority of the Company’s business is conducted through CIM Real Estate Finance Operating Partnership, LP, a Delaware limited partnership, of which the Company is the sole general partner and owns, directly or indirectly, 100% of the partnership interests.
The Company is externally managed by CIM Real Estate Finance Management, LLC, a Delaware limited liability company (“CMFT Management”), which is an affiliate of CIM Group, LLC (“CIM”). CIM is a community-focused real estate and infrastructure owner, operator, lender and developer. Headquartered in Los Angeles, California, CIM has offices across the United States and in Tokyo, Japan.
CCO Group, LLC owns and controls CMFT Management, the Company’s manager, and is the indirect owner of CCO Capital, LLC (“CCO Capital”), the Company’s dealer manager, and CREI Advisors, LLC (“CREI Advisors”), the Company’s property manager. CCO Group, LLC and its subsidiaries (collectively, “CCO Group”) serve as the Company’s sponsor and as a sponsor to CIM Income NAV, Inc. (“CIM Income NAV”). The Company relies upon CIM Capital IC Management, LLC, the Company’s investment advisor (the “Investment Advisor”) to provide substantially all of the Company’s day-to-day
management with respect to investments in securities.
On January 26, 2012, the Company commenced its initial public offering on a “best efforts” basis of up to a maximum of $2.975 billion in shares of common stock (the “Offering”). The Company ceased issuing shares in the Offering on April 4, 2014. At the completion of the Offering, a total of approximately 297.4 million shares of common stock had been issued, including approximately 292.3 million shares of common stock sold to the public pursuant to the primary portion of the Offering and approximately 5.1 million shares of common stock issued pursuant to the distribution reinvestment plan (“DRIP”) portion of the Offering. The remaining approximately 404,000 unsold shares from the Offering were deregistered.
The Company registered $247.0 million of shares of common stock under the DRIP (the “Initial DRIP Offering”) pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-192958),
which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on December 19, 2013 and automatically became effective with the SEC upon filing. The Company ceased issuing shares under the Initial DRIP Offering effective as of June 30, 2016. At the completion of the Initial DRIP Offering, a total of approximately
$241.7 million of shares of common stock had been issued. The remaining $5.3 million of unsold shares from the Initial DRIP Offering were deregistered.
The Company registered an additional $600.0 million of shares of common stock under the DRIP (the “Secondary DRIP Offering,” and together with the Initial DRIP Offering, the “DRIP Offerings,” and the DRIP Offerings collectively with the Offering, the “Offerings”) pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-212832),
which was filed with the SEC on August 2, 2016 and automatically became effective with the SEC upon filing. The Company began to issue shares under the Secondary DRIP Offering on August 2, 2016 and continued to issue shares under the Secondary DRIP Offering until, on August 30, 2020, the Company’s board of directors (the “Board”) suspended the Secondary DRIP Offering in connection with the entry of the Company into the merger agreements with Cole Office & Industrial REIT (CCIT III), Inc. (“CCIT III”) and Cole Credit Property Trust V, Inc. (“CCPT V”) (the “Mergers”). On March 25, 2021, the Board reinstated the Secondary DRIP Offering, effective April 1, 2021.
The Board establishes an updated estimated per share net asset value (“NAV”) of the Company’s common stock on at least an annual basis for purposes of assisting broker-dealers that participated in the Offering in meeting their customer account reporting obligations under Financial Industry Regulatory Authority Rule 2231. Distributions are reinvested in shares of the Company’s common stock under the DRIP at the estimated per share NAV as determined by the Board. Additionally, the estimated per share NAV as determined by the Board serves as the per share NAV for purposes of the share redemption program. As of June 30, 2021, the estimated per share NAV of the Company’s common stock was $7.20, which was established by the Board on May 25, 2021 using a valuation date of March 31, 2021. Commencing on May 26, 2021, $7.20 served as the per share NAV under the DRIP. The Board previously established a per share NAV as of August 31, 2015, September 30, 2016, December 31, 2016, December 31, 2017, December 31, 2018, December 31, 2019, March 31, 2020 and June 30, 2020. The Company’s estimated per share NAVs are not audited or reviewed by its independent registered public accounting firm.

NOTE 1 — ORGANIZATION AND BUSINESS
CIM Real Estate Finance Trust, Inc. (the “Company”) is a
non-exchange
traded real estate investment trust (“REIT”) formed as a Maryland corporation on July 27, 2010, that elected to be taxed, and currently qualifies, as a REIT for U.S. federal income tax purposes beginning with its taxable year ended December 31, 2012. The Company operates a diversified portfolio of core commercial real estate assets primarily consisting of net leased properties located throughout the United States. As of December 31, 2020, the Company owned 516 properties, comprising 21.3 million rentable square feet of commercial space located in 45 states. As of December 31, 2020, the rentable square feet at these properties was 94.1% leased, including month-to-month
agreements, if any. The Company intends to continue to pursue a more diversified investment strategy across the capital structure by balancing the Company’s existing core of commercial real estate assets leased to creditworthy tenants under long-term net leases with a portfolio of commercial mortgage loans and other credit investments in which the Company’s sponsor and its affiliates have expertise. As of December 31, 2020, the Company’s loan portfolio consisted of 206 loans with a net book value of $892.3 million, and investments in real estate-related
securities of $38.2 million.
A majority of the Company’s business is conducted through CIM Real Estate Finance Operating Partnership, LP, a Delaware limited partnership, of which the Company is the sole general partner and owns, directly or indirectly, 100% of the partnership interests.
The Company is externally managed by CIM Real Estate Finance Management, LLC, a Delaware limited liability company (“CMFT Management”), which is an affiliate of CIM Group, LLC (“CIM”). CIM is a community-focused real estate and infrastructure owner, operator, lender and developer. Headquartered in Los Angeles, California, CIM has offices across the United States and in Tokyo, Japan.
CCO Group, LLC owns and controls CMFT Management, the Company’s manager, and is the indirect owner of CCO Capital, LLC (“CCO Capital”), the Company’s dealer manager, and CREI Advisors, LLC (“CREI Advisors”), the Company’s property manager. CCO Group, LLC and its subsidiaries (collectively, “CCO Group”) serve as the Company’s sponsor and as a sponsor to CIM Income NAV, Inc. (“CIM Income NAV”). The Company relies upon CIM Capital IC Management, LLC, our investment advisor with respect to investments in securities, to provide substantially all of our day-to-day
management.
On January 26, 2012, the Company commenced its initial public offering on a “best efforts” basis of up to a maximum of $2.975 billion in shares of common stock (the “Offering”). The Company ceased issuing shares in the Offering on April 4, 2014. At the completion of the Offering, a total of approximately 297.4 million shares of common stock had been issued, including approximately 292.3 million shares of common stock sold to the public pursuant to the primary portion of the Offering and approximately 5.1 million shares of common stock issued pursuant to the distribution reinvestment plan (“DRIP”) portion of the Offering. The remaining approximately 404,000 unsold shares from the Offering were deregistered.
The Company registered $247.0 million of shares of common stock under the DRIP (the “Initial DRIP Offering”) pursuant to a Registration Statement on Form S-3 (Registration
No. 333-192958),
which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on December 19, 2013 and automatically became effective with the SEC upon filing. The Company ceased issuing shares under the Initial DRIP Offering effective as of June 30, 2016. At the completion of the Initial DRIP Offering, a total of approximately $241.7 million of shares of common stock had been issued. The remaining $5.3 million of unsold shares from the Initial DRIP Offering were deregistered.
The Company registered an additional $600.0 million of shares of common stock under the DRIP (the “Secondary DRIP Offering,” and together with the Initial DRIP Offering, the “DRIP Offerings,” and the DRIP
Offerings collectively with the Offering, the “Offerings”) pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-212832),
which was filed with the SEC on August 2, 2016 and automatically became effective with the SEC upon filing. The Company began to issue shares under the Secondary DRIP Offering on August 2, 2016 and continued to issue shares under the Secondary DRIP Offering until, on August 30, 2020, the Company’s board of directors (the “Board”) suspended the Secondary DRIP Offering in connection with the entry of the Company into the Merger Agreements (as defined below). On March 25, 2021, the Board reinstated the Secondary DRIP Offering, effective April 1, 2021.
The Board establishes an updated estimated per share net asset value (“NAV”) of the Company’s common stock on at least an annual basis for purposes of assisting broker-dealers that participated in the Offering in meeting their customer account reporting obligations under Financial Industry Regulatory Authority Rule 2231. Distributions are reinvested in shares of the Company’s common stock under the DRIP at the estimated per share NAV as determined by the Board. Additionally, the estimated per share NAV as determined by the Board serves as the per share NAV for purposes of the share redemption program. As of December 31, 2020, the estimated per share NAV of the Company’s common stock was $7.31, which was established by the Board on August 11, 2020 using a valuation date of June 30, 2020. Commencing on August 14, 2020, $7.31 served as the per share NAV under the DRIP. The Board previously established a per share NAV as of August 31, 2015, September 30, 2016, December 31, 2016, December 31, 2017, December 31, 2018, December 31, 2019 and March 31, 2020. The Company’s estimated per share NAVs are not audited or reviewed by its independent registered public accounting firm.
Completed Mergers
On December 21, 2020, the Company completed the mergers previously disclosed in the Current Report on Form
8-K
filed with the SEC on August 31, 2020, with Cole Office & Industrial REIT (CCIT III), Inc. (“CCIT III”) and Cole Credit Property Trust V, Inc. (“CCPT V”), pursuant to (i) the Agreement and Plan of Merger, dated August 30, 2020 (as amended on November 3, 2020, the “CCIT III Merger Agreement”), by and among the Company, Thor III Merger Sub, LLC, a wholly owned subsidiary of the Company (“CCIT III Merger Sub”), and CCIT III, with CCIT III Merger Sub surviving as a wholly owned subsidiary of the Company (the “CCIT III Merger”), and (ii) the Agreement and Plan of Merger, dated August 30, 2020 (as amended on each of October 22, 2020, October 24, 2020 and October 29, 2020, the “CCPT V Merger Agreement,” and together with the CCIT III Merger Agreement, the “Merger Agreements”), by and among the Company, Thor V Merger Sub, LLC, a wholly owned subsidiary of the Company (“CCPT V Merger Sub”), and CCPT V, with CCPT V Merger Sub surviving as a wholly owned subsidiary of the Company (the “CCPT V Merger,” and collectively with the CCIT III Merger, the “Mergers”). In accordance with the applicable provisions of the Maryland General Corporation Law (the “MGCL”), the separate existence of CCIT III and CCPT V ceased. Through the Mergers, the Company acquired 146 properties with a total of 3.8 million square feet, all of which had an aggregate gross real estate value of approximately $763.0 million. The combined company after the Mergers retained the name “CIM Real Estate Finance Trust, Inc.” Each Merger qualified as a “reorganization” under, and within the meaning of, Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For more information on the Mergers, see Note 4 — Real Estate Assets.
At the effective time of the Mergers and subject to the terms and conditions of the Merger Agreements, each issued and outstanding share of common stock of CCIT III and CCPT V was converted into the right to receive 1.098 and 2.892 shares of the Company’s common stock, $0.01 par value per share, respectively, subject to the treatment of fractional shares in accordance with the Merger Agreements (the “Merger Consideration”). At the effective time of the Mergers and subject to the terms and conditions of the Merger Agreements, each issued and outstanding share of common stock granted under CCIT III’s and CCPT V’s respective 2018 Equity Incentive Plans, whether vested or unvested, was cancelled in exchange for an amount equal to the applicable Merger Consideration.

Concurrently with the entry into the Merger Agreements, (i) CCIT III and its advisor entered into a Termination Agreement (the “CCIT III Termination Agreement”) pursuant to which the Advisory Agreement, dated September 22, 2016, by and between CCIT III and its advisor terminated at the effective time of the CCIT III Merger, and (ii) CCPT V and its advisor entered into a Termination Agreement (the “CCPT V Termination Agreement” and, together with the CCIT III Termination Agreement, the “Termination Agreements”) pursuant to which the Advisory Agreement, dated March 17, 2014, by and between CCPT V and its advisor terminated at the effective time of the CCPT V Merger. Pursuant to the Termination Agreements, each of CCIT III’s advisor and CCPT V’s advisor agreed to waive any subordinated performance fee or disposition fee it otherwise would have been entitled to pursuant to the applicable advisory agreement related to the CCIT III Merger or CCPT V Merger, as applicable.
In order to manage the financial health of the Company, the Board approved and adopted a Second Amended and Restated Distribution Reinvestment Plan (the “Amended DRIP”) and an amended and restated share redemption program (the “Amended Share Redemption Program”) that, among other changes, provides that the Amended DRIP and the Amended Share Redemption Program may be suspended at any time by majority vote of the Board without prior notice if the Board believes such action is in the best interest of the Company and its stockholders. In connection with the entry of the Company into the Merger Agreements, on August 30, 2020, the Board approved the suspension of the Amended DRIP, and therefore, distributions paid after that date were paid in cash to all stockholders until the Amended DRIP was reinstated, effective April 1, 2021, by the Board on March 25, 2021. Additionally, on August 30, 2020, the Board approved the suspension of the Company’s Amended Share Redemption Program, and therefore, no shares were redeemed from the Company’s stockholders after that date until the Amended Share Redemption Program was reinstated, effective April 1, 2021, by the Board on March 25, 2021.
Terminated Merger Agreement
On August 30, 2020, the Company, Cole Office & Industrial REIT (CCIT II), Inc. (“CCIT II”) and Thor II Merger Sub, LLC, a wholly owned subsidiary of the Company (“CCIT II Merger Sub”), entered into an Agreement and Plan of Merger (the “CCIT II Merger Agreement”). Subject to the terms and conditions of the CCIT II Merger Agreement, CCIT II would have merged with and into CCIT II Merger Sub (the “CCIT II Merger”), with CCIT II Merger Sub surviving the CCIT II Merger, such that following the CCIT II Merger, the surviving entity would continue as a wholly owned subsidiary of the Company.
On October 29, 2020, CCIT II terminated the CCIT II Merger Agreement pursuant to Sections 9.1(c)(ii) and 9.2 of the CCIT II Merger Agreement and entered into an agreement (the “Termination Notice”) with the Company reflecting such termination and pursuant to which, among other things, CCIT II paid the termination fee equal to $7.38 million to the Company in accordance with the CCIT II Merger Agreement, and agreed to pay to the Company the amount of its expenses up to $3.69 million, required to be paid pursuant to the terms of the CCIT II Merger Agreement (such amounts together, the “CCIT II Termination Payment”). During the year ended December 31, 2020, the Company incurred $2.0 million in CCIT II merger-related
expenses, $1.8 million of which was reimbursed by CCIT II as of December 31, 2020. Subsequent to December 31, 2020, the Company received the remaining $173,000 in reimbursements from CCIT II. These reimbursements are included as a reduction to merger-related expenses on the consolidated statements of operations.